Prepaid Expenses and Other Current Assets (Details) - USD ($)						6 Months Ended
	Jan. 21, 2026	Sep. 18, 2025	Aug. 25, 2025	Aug. 05, 2025	Feb. 28, 2025	Jun. 30, 2026	Jun. 05, 2026	May 14, 2026	Dec. 31, 2025	Dec. 10, 2025
Prepaid Expenses and Other Current Assets [Line Items]
Impairment loss on prepaid expense						$ 1.9
Percent of issued and outstanding shares		16.58%
Total consideration		$ 8,290,000
Share price (in Dollars per share)						$ 4,380	$ 2,940	$ 5,640	$ 6,102	$ 11,444
Impairment loss						$ 30,000.00
Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Acquisition of ordinary shares (in Shares)						1,745
Class B Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Shares issued (in Shares)	900,000	259,063	500,000	92,593	750,000
Share price (in Dollars per share)		$ 32
Class B Ordinary Shares [Member] | Aitos [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Shares issued (in Shares)		259,063